Financial instruments and risk management - Currency risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 21,017	$ 19,582	$ 17,107
US dollar | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	24 months
Target hedge ratio	75.00%
Other Currencies | Transaction exposure hedging risk
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	18 months
Net investment hedges(1)
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment value at risk to total net asset percentage	20.00%
Value at risk, loss defining period (in years)	1 year
Percentage of probability confidence level	95.00%
Borrowings	$ 8,109	12,584
Net Derivative Financial Liabilities (Assets)	$ 3,198	$ 806